Long-term investments (Tables)	12 Months Ended
Dec. 31, 2016
Long-term investments
Schedule of long-term investments

	Cost Method	Equity Method	Total
	RMB	RMB	RMB
Balance at December 31, 2015	32,468	—	32,468
Additions	104,056	26,810	130,866
Share of income	—	2,452	2,452
Disposal of an investment	(32,468)	—	(32,468)
Changes from consolidation to cost method	10,381	—	10,381
Converted to equity from convertible loan	372,000	—	372,000

Balance at December 31, 2016	486,437	29,262	515,699